Cover	Jul. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 03, 2026
Entity File Number	333-294274
Entity Registrant Name	DRAVICA CORPORATION
Entity Central Index Key	0002106607
Entity Tax Identification Number	38-4370361
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3827 S Carson St 505-25
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89701
City Area Code	517
Local Phone Number	7597837
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false